Revenue, Accounts Receivable and Provision for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2023
Revenue, Accounts Receivable and Provision for Credit Losses [Abstract]
Revenue from Charterers
For the six months ended June 30, 2023 and 2022, charterers that accounted for more than 10% of the Company’s revenue, were as follows:

Charterer	2023	2022
A	32%	-
B	19%	-
C	12%	-
D	16%	48%
E	-	15%